Segment Reporting	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 18 – SEGMENT REPORTING

The Company follows FASB ASC Topic 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decisions about allocating resources to segments and evaluating their performance. Reportable operating segments include components of an entity about which separate financial information is available and which operating results are regularly reviewed by the chief operating decision maker (“CODM”), our CEO Mr. Di Wang, to make decisions about resources to be allocated to the segment and assess each operating segment’s performance.

The Company derives its revenues from two sources: (1) revenue from sales of steel piping products, (2) revenue from production service.

As the CODM assesses performance for the Company and determines how to allocate resources based on consolidated net income (loss) as reported in the consolidated statements of income and comprehensive (loss) income, the Company considers itself to have a single operating segment and, therefore, only one reportable segment.

The CODM’s resource allocation decisions typically affect the overall business rather than any individual product/service line. As a result, the Company does not allocate shared operating expenses to specific service lines for management reporting, and decisions are made based on consolidated financial results. This is supported by the fact that the Company’s financial systems are not designed to budget, track transactions, or allocate shared costs for reporting operating margins at the product/service line level or any other detailed level. The Company believes that presenting financial information as a single operating segment aligns with how management organizes and makes decisions about the business.

The following table includes the significant expense categories and amounts that are regularly provided to the CODM:

	2025	2024	2023
Revenues	$62,895,611	$74,270,429	$84,332,300
Cost of sales	(56,102,806)	(66,954,594)	(71,976,696)
Gross profit	6,792,805	7,315,835	12,355,604
Selling expense	(2,428,570)	(2,661,411)	(2,829,580)
General and administrative expense	(5,347,320)	(4,122,038)	(4,508,740)
Research and development expense	(2,166,881)	(2,239,220)	(2,550,777)
Foreign currency transaction gains	265,960	98,353	644,118
(Loss)/Income from operations	(2,884,006)	(1,608,481)	3,110,625
Other income (expenses), net	988,398	1,452,266	405,486
(Loss)/Income before income taxes	(1,895,608)	(156,215)	3,516,111
Income tax benefit/(provision)	494,807	298,610	(220,854)
Net (loss) income	$(1,400,801)	$142,395	$3,295,257

The following table disaggregates the revenue for the years ended September 30, 2025, 2024 and 2023 are as follows:

Revenue by product/service line

	2025	2024	2023
Sales of steel piping products	$62,487,643	$73,635,012	$83,113,259
Production service revenue	407,968	635,417	1,219,041
Total revenue	$62,895,611	$74,270,429	$84,332,300

Revenue by geographical areas

The following table presents revenues by geographic areas for the year ended September 30, 2025:

	Sales Amount (In USD)	As % of Sales
Top 5 Geographic Areas:
China	$53,572,505	85.18%
USA	6,267,793	9.97%
India	1,407,889	2.24%
Singapore	400,632	0.64%
Australia	370,226	0.59%
Other foreign countries	876,566	1.38%

The following table presents revenues by geographic areas for the year ended September 30, 2024.

	Sales Amount (In USD)	As % of Sales
Top 5 Geographic Areas:
China	$60,079,920	80.89%
USA	7,814,677	10.52%
Singapore	3,767,180	5.07%
The United Arab Emirates	776,416	1.05%
India	748,168	1.01%
Other foreign countries	1,084,068	1.46%

The following table presents revenues by geographic areas for the year ended September 30, 2023.

	Sales Amount (In USD)	As % of Sales
Top 5 Geographic Areas:
China	$73,744,662	87.45%
USA	7,146,478	8.47%
India	1,596,243	1.89%
United Mexican States	577,416	0.68%
Australia	385,111	0.46%
Other foreign countries	882,390	1.05%